Short Term Notes Payable (Narrative) (FY) (Details) - USD ($)						12 Months Ended
	Dec. 13, 2019	Apr. 17, 2019	Apr. 10, 2019	Jan. 30, 2019	Jun. 26, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Notes Payable [Abstract]
Short term notes payable	$ 210,000		$ 1,215,000	$ 1,215,000	$ 1,870,525	$ 587,233	$ 1,883,163	$ 210,000
Issuance of common stock	2,250,000
Interest rate			5.00%	5.00%	5.00%		5.00%
Conversion of short term notes payable to equity						$ 3,559,542	$ 0
Short term notes payable, interest rate, as a result of default						10.00%
Interest expense, short term notes payable		$ 629,963				$ 838,613	$ 12,638
Officer and Director
Notes Payable [Abstract]
Principal and accrued interest are due and payable						$ 233,028
Class L and Class N Warrant
Notes Payable [Abstract]
Percentage of issuance of bonus		10.00%
Class N Warrant and Series A Warrant
Notes Payable [Abstract]
Cost basis of exercise price		10.00%